Per Share Data	12 Months Ended
Dec. 31, 2012
Per Share Data
Per Share Data

5.    Per Share Data

            We determine basic earnings per share based on the weighted average number of shares of common stock outstanding during the period and we consider any participating securities for purposes of applying the two-class method. We determine diluted earnings per share based on the weighted average number of shares of common stock outstanding combined with the incremental weighted average shares that would have been outstanding assuming all dilutive potential common shares were converted into shares at the earliest date possible. The following table sets forth the computation of our basic and diluted earnings per share.

	For the Year Ended December 31,
	2012	2011	2010
Net Income available to Common Stockholders — Basic	$1,431,159	$1,021,462	$610,424
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	—	39	97

Net Income available to Common Stockholders — Diluted	$1,431,159	$1,021,501	$610,521

Weighted Average Shares Outstanding — Basic	303,137,350	293,504,064	291,076,008
Effect of stock options	1,072	69,408	274,460

Weighted Average Shares Outstanding — Diluted	303,138,422	293,573,472	291,350,468

            For the year ended December 31, 2012, potentially dilutive securities include stock options, units that are exchangeable for common stock and long-term incentive performance, or LTIP, units granted under our long-term incentive performance programs that are convertible into units and exchangeable for common stock. The only securities that had a dilutive effect for the years ended December 31, 2012, 2011, and 2010 were stock options.

            We accrue dividends when they are declared. The taxable nature of the dividends declared for each of the years ended as indicated is summarized as follows:

	For the Year Ended December 31,
	2012	2011	2010
Total dividends paid per common share	$4.10	$3.50	$2.60

Percent taxable as ordinary income	99.50%	98.30%	53.82%
Percent taxable as long-term capital gains	0.50%	1.70%	39.68%
Percent nontaxable as return of capital	—	—	6.50%

	100.0%	100.0%	100.0%

            On February 1, 2013, our Board of Directors declared a cash dividend of $1.15 per share of common stock payable on February 28, 2013 to stockholders of record on February 14, 2013.